Transactions and Balances with Related Parties - Schedule of Compensation to Directors (Details) - Key Management Non Personnel of Entity or Parent [Member] € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Schedule of Compensation to Directors [Line Items]
Total compensation to directors not employed by the Company, Number ofPeople	4	4	4
Total compensation to directors not employed by the Company, Amount	€ 117	€ 117	€ 80
Share-based payments, Number of people	4	4	4
Share-based payments, Amount	€ 16	€ 22	€ 28